Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes
Note 15—Income Taxes
A reconciliation of the differences between the United States statutory federal income tax rate and the effective tax rate as provided in the statements of operations is as follows:

	Year Ended December 31,
	2020	2019
Tax computed at the federal statutory rate	21.0%	21.0%
State income taxes, net of federal benefits	5.1	1.9
Nondeductible expenses	(0.1)	(0.4)
Stock-based compensation	(2.2)	(9.5)
Deferred tax adjustments	(57.0)	—
Change in valuation allowance	33.2	(13.0)

	—	—

The federal and state income tax provision is summarized as follows (in thousands):

	Year Ended December 31,
	2020	2019
Current
Federal	$—	$—
State	7	15

	7	15
Deferred
Federal	—	—
State	—	—

	—	—

Income tax expense	$7	$15

Deferred income taxes reflect the net tax effects of (a) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for tax purposes, and (b) operating losses and tax credit carryforwards.
The tax effects of significant components of the Company’s deferred tax assets (liabilities) are as follows (in thousands):

	December 31,
	2020	2019
Deferred Tax Assets:
Net operating loss carryforwards	$3,720	$16,096
Operating lease liabilities	691	766
Other accruals	101	61
Accrued compensation	448	—
Reserves	299	301
Deferred revenue	642	850
Intangible assets	32	253
Stock-based compensation	4,910	4,821

Total gross deferred tax assets	$10,843	$23,148
Deferred Tax Liabilities:
Property and equipment	(805)	(1,026)
Operating lease right-of-use assets	(655)	(739)
Other	(61)	(92)

Total gross deferred tax liabilities	$(1,521)	$(1,857)
Valuation allowance	(9,322)	(21,291)

Total deferred taxes	$—	$—

At December 31, 2020, the Company had available federal and state net operating loss carryforwards of approximately $14.3 million and $13.4 million, respectively, which may be used to offset future federal and state taxable earnings. The federal net operating loss can be carried forward indefinitely and the state net operating losses begin expiring in 2032. Use of these net operating loss carryforwards may be significantly limited under the tax rules regarding the use of losses following an ownership change under Internal Revenue Code (“IRC”) Section 382. The Company has completed an IRC Section 382 analysis regarding the limitation of net operating losses through December 31, 2020 and determined that an ownership change occurred in May 2020. The

Company calculated the limitation on net operating losses and other tax attributes and reduced the value of the deferred tax assets resulting in a tax expense impact of $20.8M. The tax expense was offset by tax benefit recorded on the reduction in valuation allowance recorded for the deferred tax assets for the year ended December 31, 2020.
As of December 31, 2020, the Company does not have any unrecognized tax benefits. The Company does not anticipate that the amount of unrecognized tax benefits will significantly increase in the next 12 months. There were no interest and penalties accrued as of December 31, 2020. The Company files U.S. federal and various states income tax returns, which are subject to examination by the taxing authorities for years 2016 and later. However, the federal net operating loss carryover may be adjusted three years from the date the loss is utilized on an income tax return.
ASC 740,
Income Taxes
, requires that the tax benefit of net operating losses, temporary differences and credit carryforwards be recorded as an asset to the extent that management assesses that realization is “more likely than not.” Realization of the future tax benefits is dependent on the Company’s ability to generate sufficient taxable income within the carryforward period. Because of the Company’s recent history of operating losses, management believes that recognition of the deferred tax assets arising from the above-mentioned future tax benefits is not currently more likely than not to be realized and, accordingly, has provided a full valuation allowance at December 31, 2020 and 2019.
On March 27, 2020, President Trump signed into law the Coronavirus Aid, Relief, and Economic Security (CARES) Act (H.R. 748) which includes a number of provisions relating to refundable payroll tax credits, deferment of employer side social security payments, net operating loss carryback periods, alternative minimum tax credit refunds, modifications to the net interest deduction limitations and technical corrections to tax depreciation methods for qualified improvement property. Under ASC 740, the effects of new legislation are recognized upon enactment. Accordingly, the effects of the CARES Act have been incorporated into the income tax provision computation for the year ended December 31, 2020. These provisions did not have a material impact on the income tax provision.
The Consolidated Appropriations Act, 2021 (CAA 2021), which was signed into law on December 27, 2020, provided that deductions are allowed for otherwise deductible expenses paid with the proceeds of a Paycheck Protection Program (PPP) loan that is forgiven and that the tax basis and other attributes of the borrower’s assets will not be reduced as a result of the loan forgiveness. Prior to the enaction of the CCA, the deductions paid with proceeds of a PPP loan that was forgiven were not allowed. These provisions did not have a material impact on the income tax provision.